SCHEDULE OF RELATED PARTY BALANCES (Details) - USD ($)		Dec. 31, 2025	Jun. 30, 2025
Related Party Transaction [Line Items]
Total		$ 183,746	$ 210,490
Huang Feng [Member]
Related Party Transaction [Line Items]
Total	[1]	$ 183,746	$ 210,490

[1]	The balances represent primarily business expenses paid on behalf of the Company.